Deposits, Prepayment and Other Receivables (Details) - HKD HKD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	HKD 272	HKD 1,330
Prepaid renovation	1,603	410
Rental deposits / prepaid rent	1,536	2,704
Other receivables	1,422	35
Deposits, prepayment and other receivables	HKD 4,833	HKD 4,479